LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

8.Leases

On January 1, 2022, the Company adopted ASC Topic 842, Lease (the “new lease standard”) by applying the modified retrospective approach to all leases. The Company recognized operating lease right-of-use (“ROU”) assets of $941 and $265, and corresponding lease liabilities of $941 and $265 for the year ended December 31, 2022 and 2023, respectively.

Significant assumptions and judgments

Incremental borrowing rate. As most of our leases do not provide an implicit interest rate, the Company use its incremental borrowing rate(“IBR”) 2.48% as of April 20, 2022, 2.64% as of August 15, 2022 and 3.02% as of April 3, 2023 at the commencement of the lease and estimate the IBR for each lease agreement taking into consideration lease contract term, collateral and entity credit ratings, and use sensitivity analyses to evaluate the reasonableness of the rates determined.

Lease balances and costs

All of the lease agreements that we have entered into are classified as operating leases.

Effective April 20, 2022, the Company entered into an agreement to lease usage of the Taiwan office with a third-party entity. The lease was for a 5-year term, early termination of the lease shall be paid twice of the monthly rent as punitive liquidated damages and forfeited security deposits.

Effective August 15, 2022, the Company entered into an agreement to lease usage of our Australia office with a third-party entity. The lease was for a 3-year term, early termination of the lease may apply the proportion of any incentive which must be repaid to the lessor.

Effective April 3, 2023, the Company entered into an agreement to lease usage of our USA San Diego office with a third-party entity. The lease was for a 3.25-year term, early termination of the lease is not accepted.

Supplemental balance sheet information related to leases consists of the following:

		As of December 31,	As of December 31,
	Classification	2022	2023
Assets
Operating lease – ROU assets	Right-of-use assets	$806	$811

Liabilities
Operating lease liabilities	Current portion	$198	$308
Operating lease liabilities	Non-current portion	668	578
Total lease liabilities		$866	$886

Depreciation expenses for ROU recognized during the years ended December 31, 2021, 2022 and 2023 were approximately nil, $134 and $260, respectively.

At December 31, 2022 and 2023, the weighted average incremental borrowing rate were 2.51% and 2.63%, and the weighted average remaining lease term for the operating leases held by the Company were 51 months and 37 months, respectively.

The following table sets forth the Company’s minimum lease payments in future periods:

As of December 31,
2023
For the year ending December 31,
2024	$327
2025	308
2026	200
2027	86

Total minimum lease payments	$921
Less: imputed interest	(35)

Total:	$886